Distribution Date:	01/18/22	BANK 2017-BNK6
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK6

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.

Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953

Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202

Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association

Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18
		Master & Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19
			Kathleen Luzik	(703) 302-1902

Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202

Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC

Collateral Stratification and Historical Detail	22	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23
			600 Third Avenue, 40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	24
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	25		Bank, N.A.

Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Bond / Collateral Loss Reconciliation Detail	27		9062 Old Annapolis Road | Columbia, MD 21045

Interest Shortfall Detail - Collateral Level	28	Trustee	Wilmington Trust, National Association

Supplemental Notes	29		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	060352AA9	1.941000%	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	060352AB7	3.075000%	26,600,000.00	23,570,519.66	684,873.55	60,399.46	0.00	0.00	745,273.01	22,885,646.11	31.23%	30.00%
A-SB	060352AC5	3.289000%	39,900,000.00	39,900,000.00	0.00	109,359.25	0.00	0.00	109,359.25	39,900,000.00	31.23%	30.00%
A-3	060352AD3	3.125000%	58,200,000.00	58,200,000.00	0.00	151,562.50	0.00	0.00	151,562.50	58,200,000.00	31.23%	30.00%
A-4	060352AE1	3.254000%	225,000,000.00	225,000,000.00	0.00	610,125.00	0.00	0.00	610,125.00	225,000,000.00	31.23%	30.00%
A-5	060352AF8	3.518000%	239,812,000.00	239,812,000.00	0.00	703,048.85	0.00	0.00	703,048.85	239,812,000.00	31.23%	30.00%
A-S	060352AJ0	3.741000%	97,525,000.00	97,525,000.00	0.00	304,034.19	0.00	0.00	304,034.19	97,525,000.00	19.78%	19.00%
B	060352AK7	3.964000%	41,005,000.00	41,005,000.00	0.00	135,453.18	0.00	0.00	135,453.18	41,005,000.00	14.96%	14.38%
C	060352AL5	3.851000%	34,355,000.00	34,355,000.00	0.00	110,250.92	0.00	0.00	110,250.92	34,355,000.00	10.93%	10.50%
D	060352AV3	3.100000%	35,464,000.00	35,464,000.00	0.00	91,615.33	0.00	0.00	91,615.33	35,464,000.00	6.77%	6.50%
E	060352AX9	2.643406%	19,948,000.00	19,948,000.00	0.00	43,942.21	0.00	0.00	43,942.21	19,948,000.00	4.42%	4.25%
F	060352AZ4	2.643406%	8,866,000.00	8,866,000.00	0.00	41,661.17	0.00	0.00	41,661.17	8,866,000.00	3.38%	3.25%
G*	060352BB6	2.643406%	28,814,330.00	28,814,330.00	0.00	0.00	0.00	0.00	0.00	28,814,330.00	0.00%	0.00%
R	060352BD2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2DYB70	4.143406%	46,662,596.37	44,866,307.93	36,045.98	152,740.17	0.00	0.00	188,786.15	44,830,261.95	0.00%	0.00%
Interest
Regular SubTotal			933,251,926.37	897,326,157.59	720,919.53	2,514,192.23	0.00	0.00	3,235,111.76	896,605,238.06

Notional Certificates
X-A	060352AG6	0.799071%	620,612,000.00	586,482,519.66	0.00	390,534.10	0.00	0.00	390,534.10	585,797,646.11
X-B	060352AH4	0.327656%	172,885,000.00	172,885,000.00	0.00	47,205.61	0.00	0.00	47,205.61	172,885,000.00
X-D	060352AM3	1.043406%	35,464,000.00	35,464,000.00	0.00	30,836.11	0.00	0.00	30,836.11	35,464,000.00
X-E	060352AP6	1.500000%	19,948,000.00	19,948,000.00	0.00	24,935.00	0.00	0.00	24,935.00	19,948,000.00
X-F	060352AR2	1.500000%	8,866,000.00	8,866,000.00	0.00	11,082.50	0.00	0.00	11,082.50	8,866,000.00
X-G	060352AT8	1.500000%	28,814,330.00	28,814,330.00	0.00	36,017.91	0.00	0.00	36,017.91	28,814,330.00
Notional SubTotal			886,589,330.00	852,459,849.66	0.00	540,611.23	0.00	0.00	540,611.23	851,774,976.11

Deal Distribution Total					720,919.53	3,054,803.46	0.00	0.00	3,775,722.99

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	060352AA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	060352AB7	886.10976165	25.74712594	2.27065639	0.00000000	0.00000000	0.00000000	0.00000000	28.01778233	860.36263571
A-SB	060352AC5	1,000.00000000	0.00000000	2.74083333	0.00000000	0.00000000	0.00000000	0.00000000	2.74083333	1,000.00000000
A-3	060352AD3	1,000.00000000	0.00000000	2.60416667	0.00000000	0.00000000	0.00000000	0.00000000	2.60416667	1,000.00000000
A-4	060352AE1	1,000.00000000	0.00000000	2.71166667	0.00000000	0.00000000	0.00000000	0.00000000	2.71166667	1,000.00000000
A-5	060352AF8	1,000.00000000	0.00000000	2.93166668	0.00000000	0.00000000	0.00000000	0.00000000	2.93166668	1,000.00000000
A-S	060352AJ0	1,000.00000000	0.00000000	3.11750003	0.00000000	0.00000000	0.00000000	0.00000000	3.11750003	1,000.00000000
B	060352AK7	1,000.00000000	0.00000000	3.30333325	0.00000000	0.00000000	0.00000000	0.00000000	3.30333325	1,000.00000000
C	060352AL5	1,000.00000000	0.00000000	3.20916664	0.00000000	0.00000000	0.00000000	0.00000000	3.20916664	1,000.00000000
D	060352AV3	1,000.00000000	0.00000000	2.58333324	0.00000000	0.00000000	0.00000000	0.00000000	2.58333324	1,000.00000000
E	060352AX9	1,000.00000000	0.00000000	2.20283788	0.00000000	0.00000000	0.00000000	0.00000000	2.20283788	1,000.00000000
F	060352AZ4	1,000.00000000	0.00000000	4.69898150	(2.49614370)	0.37767990	0.00000000	0.00000000	4.69898150	1,000.00000000
G	060352BB6	1,000.00000000	0.00000000	0.00000000	2.20283796	18.93267065	0.00000000	0.00000000	0.00000000	1,000.00000000
R	060352BD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2DYB70	961.50474728	0.77248123	3.27328914	0.04663092	0.62374412	0.00000000	0.00000000	4.04577037	960.73226604

Notional Certificates
X-A	060352AG6	945.00673474	0.00000000	0.62927256	0.00000000	0.00000000	0.00000000	0.00000000	0.62927256	943.90318929
X-B	060352AH4	1,000.00000000	0.00000000	0.27304630	0.00000000	0.00000000	0.00000000	0.00000000	0.27304630	1,000.00000000
X-D	060352AM3	1,000.00000000	0.00000000	0.86950457	0.00000000	0.00000000	0.00000000	0.00000000	0.86950457	1,000.00000000
X-E	060352AP6	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-F	060352AR2	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	060352AT8	1,000.00000000	0.00000000	1.24999991	0.00000000	0.00000000	0.00000000	0.00000000	1.24999991	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/21 - 12/30/21	30	0.00	60,399.46	0.00	60,399.46	0.00	0.00	0.00	60,399.46	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	109,359.25	0.00	109,359.25	0.00	0.00	0.00	109,359.25	0.00
A-3	12/01/21 - 12/30/21	30	0.00	151,562.50	0.00	151,562.50	0.00	0.00	0.00	151,562.50	0.00
A-4	12/01/21 - 12/30/21	30	0.00	610,125.00	0.00	610,125.00	0.00	0.00	0.00	610,125.00	0.00
A-5	12/01/21 - 12/30/21	30	0.00	703,048.85	0.00	703,048.85	0.00	0.00	0.00	703,048.85	0.00
X-A	12/01/21 - 12/30/21	30	0.00	390,534.10	0.00	390,534.10	0.00	0.00	0.00	390,534.10	0.00
X-B	12/01/21 - 12/30/21	30	0.00	47,205.61	0.00	47,205.61	0.00	0.00	0.00	47,205.61	0.00
X-D	12/01/21 - 12/30/21	30	0.00	30,836.11	0.00	30,836.11	0.00	0.00	0.00	30,836.11	0.00
X-E	12/01/21 - 12/30/21	30	0.00	24,935.00	0.00	24,935.00	0.00	0.00	0.00	24,935.00	0.00
X-F	12/01/21 - 12/30/21	30	0.00	11,082.50	0.00	11,082.50	0.00	0.00	0.00	11,082.50	0.00
X-G	12/01/21 - 12/30/21	30	0.00	36,017.91	0.00	36,017.91	0.00	0.00	0.00	36,017.91	0.00
A-S	12/01/21 - 12/30/21	30	0.00	304,034.19	0.00	304,034.19	0.00	0.00	0.00	304,034.19	0.00
B	12/01/21 - 12/30/21	30	0.00	135,453.18	0.00	135,453.18	0.00	0.00	0.00	135,453.18	0.00
C	12/01/21 - 12/30/21	30	0.00	110,250.92	0.00	110,250.92	0.00	0.00	0.00	110,250.92	0.00
D	12/01/21 - 12/30/21	30	0.00	91,615.33	0.00	91,615.33	0.00	0.00	0.00	91,615.33	0.00
E	12/01/21 - 12/30/21	30	0.00	43,942.21	0.00	43,942.21	0.00	0.00	0.00	43,942.21	0.00
F	12/01/21 - 12/30/21	30	25,423.31	19,530.36	0.00	19,530.36	(22,130.81)	0.00	0.00	41,661.17	3,348.51
G	12/01/21 - 12/30/21	30	480,999.35	63,473.30	0.00	63,473.30	63,473.30	0.00	0.00	0.00	545,532.22
RR Interest	12/01/21 - 12/30/21	30	26,836.94	154,916.09	0.00	154,916.09	2,175.92	0.00	0.00	152,740.17	29,105.52
Totals			533,259.60	3,098,321.87	0.00	3,098,321.87	43,518.41	0.00	0.00	3,054,803.46	577,986.25

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,775,722.99
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,219,105.36	Master Servicing Fee	9,789.67
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,512.96
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	386.35
ARD Interest	0.00	Operating Advisor Fee	1,279.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	247.26
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,219,105.36	Total Fees	17,506.03

Principal		Expenses/Reimbursements
Scheduled Principal	720,919.53	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	39,122.84
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,395.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	720,919.53	Total Expenses/Reimbursements	43,518.42

		Interest Reserve Deposit	103,277.40

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,054,803.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	720,919.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,775,722.99
Total Funds Collected	3,940,024.89	Total Funds Distributed	3,940,024.84

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	897,326,158.53	897,326,158.53	Beginning Certificate Balance	897,326,157.59
(-) Scheduled Principal Collections	720,919.53	720,919.53	(-) Principal Distributions	720,919.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	896,605,239.00	896,605,239.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	897,991,219.10	897,991,219.10	Ending Certificate Balance	896,605,238.06
Ending Actual Collateral Balance	897,301,981.80	897,301,981.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.94)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.14%
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	28,868,025.65	3.22%	48	4.5295	NAP	Defeased	4	28,868,025.65	3.22%	48	4.5295	NAP
	5,000,000 or less	30	88,148,161.00	9.83%	65	3.9616	1.924795	1.30 or less	17	156,938,898.06	17.50%	57	4.4256	0.434098
5,000,001 to 10,000,000		17	126,395,375.43	14.10%	72	4.3879	1.994382	1.31 to 1.40	5	19,387,039.36	2.16%	66	4.3044	1.337640
10,000,001 to 15,000,000		5	61,195,636.06	6.83%	65	4.5134	2.097976	1.41 to 1.50	4	43,231,990.55	4.82%	57	4.5410	1.454102
15,000,001 to 25,000,000		10	198,832,086.57	22.18%	56	4.0510	2.344714	1.51 to 1.60	5	116,789,773.84	13.03%	65	4.3412	1.531497
25,000,001 to 50,000,000		10	333,848,454.29	37.23%	59	4.0521	2.074242	1.61 to 1.70	6	65,117,619.12	7.26%	65	4.5030	1.680245
	50,000,001 or greater	1	59,317,500.00	6.62%	65	4.4860	1.521200	1.71 to 2.50	17	205,501,126.45	22.92%	70	4.2023	2.052023
	Totals	77	896,605,239.00	100.00%	61	4.1659	2.052834	2.51 to 3.00	4	70,080,654.92	7.82%	65	3.9646	2.797919
								3.01 or greater	15	190,690,111.05	21.27%	54	3.6101	3.860097
								Totals	77	896,605,239.00	100.00%	61	4.1659	2.052834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	28,868,025.65	3.22%	48	4.5295	NAP	Oklahoma	3	1,178,089.54	0.13%	54	4.2132	2.152521
Alabama	3	11,630,002.94	1.30%	56	4.7704	1.883868	Oregon	1	1,357,265.92	0.15%	65	4.4860	1.521200
Arizona	3	21,695,612.11	2.42%	60	4.3118	1.950521	Pennsylvania	12	22,526,525.74	2.51%	63	4.0596	2.165846
Arkansas	1	214,351.07	0.02%	65	4.4860	1.521200	South Carolina	2	692,839.40	0.08%	29	3.5628	3.657400
California	28	217,103,181.79	24.21%	69	4.0881	2.523435	Texas	34	91,492,530.61	10.20%	61	4.2215	1.923754
Colorado	1	8,523,964.66	0.95%	66	4.4500	1.866800	Virginia	6	22,677,091.09	2.53%	61	4.1455	2.763339
Connecticut	3	25,843,615.18	2.88%	59	4.4408	0.026011	Washington	2	3,205,028.90	0.36%	65	4.4860	1.521200
Florida	6	53,102,679.02	5.92%	34	4.4299	1.364512	Wisconsin	4	4,190,099.12	0.47%	34	3.6827	3.379930
Georgia	1	600,779.71	0.07%	28	5.2100	1.423200	Wyoming	1	631,598.98	0.07%	65	4.4860	1.521200
Illinois	4	11,387,362.41	1.27%	66	4.6405	1.476839	Totals	187	896,605,239.00	100.00%	61	4.1659	2.052834
Indiana	8	16,667,229.32	1.86%	47	4.0626	2.719685
									Property Type³
Iowa	1	512,351.82	0.06%	29	3.5628	3.657400
Kentucky	1	1,108,657.81	0.12%	65	4.4860	1.521200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	8,796,719.41	0.98%	64	4.6739	1.424984		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	45,105,868.64	5.03%	61	4.3620	1.475000	Defeased	4	28,868,025.65	3.22%	48	4.5295	NAP
Michigan	7	13,666,035.14	1.52%	48	4.1032	2.711372	Industrial	26	71,253,636.73	7.95%	40	3.9869	2.727258
Minnesota	4	4,180,566.71	0.47%	40	3.8426	3.009908	Lodging	69	125,402,623.25	13.99%	65	4.6153	0.644161
Missouri	5	13,499,754.28	1.51%	58	4.3694	2.344318	Mixed Use	2	117,109,061.25	13.06%	65	3.5295	2.749821
Montana	1	10,784,995.51	1.20%	65	4.1800	1.903700	Mobile Home Park	1	4,002,680.60	0.45%	65	4.6800	1.983200
Nevada	3	18,774,721.84	2.09%	64	4.9091	3.159367	Multi-Family	20	59,035,282.04	6.58%	65	3.8556	1.514877
New Jersey	2	7,393,500.42	0.82%	66	3.9266	3.979412	Office	29	172,570,259.72	19.25%	54	4.1344	1.992331
New Mexico	1	6,421,383.08	0.72%	65	4.4580	1.183200	Other	2	15,481,434.63	1.73%	64	5.0370	2.677750
New York	22	190,460,008.95	21.24%	65	3.7024	2.146460	Retail	20	247,830,668.22	27.64%	65	4.2379	2.192139
North Carolina	3	28,476,761.63	3.18%	63	5.1078	(1.088727)	Self Storage	14	55,051,566.89	6.14%	82	4.3619	2.235421
Ohio	5	3,836,040.58	0.43%	53	4.1870	2.213093	Totals	187	896,605,239.00	100.00%	61	4.1659	2.052834

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	28,868,025.65	3.22%	48	4.5295	NAP	Defeased	4	28,868,025.65	3.22%	48	4.5295	NAP
	4.00000% or less	32	308,511,085.43	34.41%	58	3.6230	3.081842	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.49999%	22	355,817,894.24	39.69%	62	4.2783	1.716650	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.99999%	16	160,913,186.52	17.95%	69	4.6422	1.431773	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	3	42,495,047.16	4.74%	64	5.1152	0.166304	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	77	896,605,239.00	100.00%	61	4.1659	2.052834	49 months or greater	73	867,737,213.35	96.78%	62	4.1538	2.073272
								Totals	77	896,605,239.00	100.00%	61	4.1659	2.052834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	28,868,025.65	3.22%	48	4.5295	NAP	Defeased	4	28,868,025.65	3.22%	48	4.5295	NAP
	60 months or less	5	111,609,693.92	12.45%	31	3.9842	2.537717	Interest Only	21	409,415,500.00	45.66%	59	3.9198	2.709931
61 months to 84 months		67	748,471,809.70	83.48%	65	4.1724	2.004360	240 months or less	2	8,256,489.44	0.92%	174	4.8298	1.994748
85 months to 111 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	2	44,629,115.34	4.98%	64	4.8719	(0.106201)
112 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	48	405,436,108.57	45.22%	62	4.2973	1.671873
	121 months or greater	1	7,655,709.73	0.85%	185	4.8000	2.039600	Totals	77	896,605,239.00	100.00%	61	4.1659	2.052834
	Totals	77	896,605,239.00	100.00%	61	4.1659	2.052834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	28,868,025.65	3.22%	48	4.5295	NAP				None
Underwriter's Information		7	103,396,000.00	11.53%	59	3.5274	3.873435
	1 year or less	44	671,327,195.70	74.87%	62	4.2941	1.775538
	1 year to 2 years	18	80,163,276.64	8.94%	65	3.8053	2.358884
	2 years or greater	4	12,850,741.01	1.43%	66	4.0345	1.361399
	Totals	77	896,605,239.00	100.00%	61	4.1659	2.052834
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453011572	MU	New York	NY	Actual/360	3.430%	110,760.42	0.00	0.00	N/A	06/09/27	--	37,500,000.00	37,500,000.00	01/09/22
1A	310941514				Actual/360	3.430%	89,199.06	0.00	0.00	N/A	06/09/27	--	30,200,000.00	30,200,000.00	01/09/22
1B	453011573				Actual/360	3.430%	65,865.53	0.00	0.00	N/A	06/09/27	--	22,300,000.00	22,300,000.00	01/09/22
2A	308170102				Actual/360	3.563%	48,781.08	0.00	0.00	N/A	06/05/24	--	15,900,000.00	15,900,000.00	01/05/22
2	308170002	Various Various		Various	Actual/360	3.563%	138,059.66	0.00	0.00	N/A	06/05/24	--	45,000,000.00	45,000,000.00	01/05/22
3	308170003	RT	Torrance	CA	Actual/360	3.658%	77,311.12	0.00	0.00	N/A	06/01/27	--	24,547,000.00	24,547,000.00	01/01/22
3A	310941127				Actual/360	3.658%	64,429.61	0.00	0.00	N/A	06/01/27	--	20,457,000.00	20,457,000.00	01/01/22
3B	308170103				Actual/360	3.658%	17,174.30	0.00	0.00	N/A	06/01/27	--	5,453,000.00	5,453,000.00	01/01/22
3C	308170203				Actual/360	3.658%	14,308.24	0.00	0.00	N/A	06/01/27	--	4,543,000.00	4,543,000.00	01/01/22
3D	310941341				Actual/360	3.658%	14,308.24	0.00	0.00	N/A	06/01/27	--	4,543,000.00	4,543,000.00	01/01/22
4	308170004	LO	Various	Various	Actual/360	4.486%	229,140.21	0.00	0.00	N/A	06/01/27	--	59,317,500.00	59,317,500.00	01/01/22
5	453011580	OF	White Plains	NY	Actual/360	4.076%	145,603.85	59,164.19	0.00	N/A	07/01/27	--	41,483,891.10	41,424,726.91	01/01/22
6	300801624	RT	Capitol Heights	MD	Actual/360	4.450%	153,389.63	53,135.06	0.00	N/A	06/01/27	--	40,029,188.66	39,976,053.60	01/01/22
7	310941728	OF	San Jose	CA	Actual/360	4.140%	107,181.72	0.00	0.00	N/A	05/11/27	--	30,065,000.00	30,065,000.00	01/11/22
8	610941656	IN	Lakeland	FL	Actual/360	4.570%	118,058.33	0.00	0.00	N/A	07/05/26	--	30,000,000.00	30,000,000.00	01/05/22
9	310932793	LO	Greensboro	NC	Actual/360	5.160%	120,287.74	57,897.21	0.00	N/A	05/11/27	--	27,071,509.74	27,013,612.53	01/11/22
10	308170010	MU	El Segundo	CA	Actual/360	3.860%	90,269.27	48,667.06	0.00	N/A	07/01/27	--	27,157,728.31	27,109,061.25	01/01/22
11	310939872	RT	Pearland	TX	Actual/360	4.222%	92,930.62	0.00	0.00	N/A	07/11/27	--	25,560,000.00	25,560,000.00	01/11/22
12	600940183	LO	Trumbull	CT	Actual/360	4.650%	81,757.87	31,682.23	0.00	N/A	07/11/27	--	20,418,197.47	20,386,515.24	03/11/20
13	610939655	OF	Jacksonville	FL	Actual/360	4.350%	75,433.67	29,106.81	0.00	N/A	06/11/22	--	20,138,021.02	20,108,914.21	01/11/22
14	300801631	SS	Various	PA	Actual/360	4.041%	68,401.77	30,193.43	0.00	N/A	06/01/27	--	19,657,092.43	19,626,899.00	01/01/22
15	310939896	OF	Santa Rosa	CA	Actual/360	4.290%	73,881.72	27,446.59	0.00	N/A	06/11/27	--	19,999,564.53	19,972,117.94	01/11/22
16	310939307	OF	Frisco	TX	Actual/360	4.600%	71,087.08	28,109.61	0.00	N/A	07/11/27	--	17,946,246.98	17,918,137.37	01/11/22
17	310939390	RT	Tucson	AZ	Actual/360	4.430%	67,325.62	33,390.06	0.00	N/A	06/11/27	--	17,648,892.87	17,615,502.81	01/11/22
18	1648253	98	Las Vegas	NV	Actual/360	5.030%	64,547.62	21,637.43	0.00	N/A	06/01/27	--	14,902,292.35	14,880,654.92	01/01/22
19	410940573	SS	Millbrae	CA	Actual/360	4.280%	49,249.85	22,336.33	0.00	N/A	06/11/27	--	13,362,937.88	13,340,601.55	01/11/22
20	310940549	RT	Beverly Hills	CA	Actual/360	4.100%	45,897.22	0.00	0.00	N/A	05/11/27	--	13,000,000.00	13,000,000.00	01/11/22
21	1749660	LO	Bozeman	MT	Actual/360	4.180%	38,881.98	17,220.84	0.00	N/A	06/01/27	--	10,802,216.35	10,784,995.51	01/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	600940129	SS	St. Louis	MO	Actual/360	4.550%	43,276.18	15,334.78	0.00	N/A	06/11/27	--	11,045,320.41	11,029,985.63	01/11/22
23	310939962	RT	Norwalk	CA	Actual/360	4.590%	45,453.75	0.00	0.00	N/A	05/11/27	--	11,500,000.00	11,500,000.00	01/11/22
24	410937694	RT	Opelika	AL	Actual/360	4.990%	42,340.02	13,254.30	0.00	N/A	02/11/27	--	9,853,519.19	9,840,264.89	01/11/22
25	1749302	OF	Alexandria	VA	Actual/360	4.180%	35,274.56	0.00	0.00	N/A	06/01/27	--	9,800,000.00	9,800,000.00	01/01/22
26	610941043	RT	Chicago	IL	Actual/360	4.680%	36,601.80	13,072.09	0.00	N/A	07/11/27	--	9,082,331.85	9,069,259.76	01/11/22
27	300801639	RT	Lakewood	CO	Actual/360	4.450%	32,716.06	13,752.00	0.00	N/A	07/01/27	--	8,537,716.66	8,523,964.66	01/01/22
28	410940249	SS	Mission Viejo Aliso V	CA	Actual/360	4.800%	31,753.76	26,652.41	0.00	N/A	06/11/37	--	7,682,362.14	7,655,709.73	01/11/22
29	1749413	RT	New Orleans	LA	Actual/360	4.730%	34,150.35	10,425.55	0.00	N/A	07/01/27	--	8,384,454.71	8,374,029.16	01/01/22
30	308170030	MF	Tyler	TX	Actual/360	5.188%	36,314.49	10,625.97	0.00	N/A	06/01/22	--	8,128,693.17	8,118,067.20	01/01/22
31	410940643	RT	Norwalk	CA	Actual/360	4.670%	33,377.53	0.00	0.00	N/A	07/11/27	--	8,300,000.00	8,300,000.00	01/11/22
32	300801637	LO	Norfolk	VA	Actual/360	4.228%	28,762.14	0.00	0.00	N/A	07/01/27	--	7,900,000.00	7,900,000.00	01/01/22
33	310939475	OF	San Francisco	CA	Actual/360	4.020%	25,374.02	0.00	0.00	N/A	05/11/27	--	7,330,000.00	7,330,000.00	01/11/22
34	300801626	SS	Houston	TX	Actual/360	4.500%	25,579.79	10,597.54	0.00	N/A	06/01/27	--	6,601,236.89	6,590,639.35	01/01/22
35	1749137	MF	New Paltz	NY	Actual/360	4.500%	27,125.00	0.00	0.00	N/A	06/01/27	--	7,000,000.00	7,000,000.00	01/01/22
36	410940660	SS	Grass Valley	CA	Actual/360	4.240%	24,965.43	9,429.39	0.00	N/A	07/11/27	--	6,837,762.58	6,828,333.19	01/11/22
37	300801630	RT	Santa Fe	NM	Actual/360	4.458%	24,685.54	9,095.38	0.00	N/A	06/01/27	--	6,430,478.46	6,421,383.08	01/01/22
38	1749246	RT	Bedford	TX	Actual/360	3.940%	20,258.06	10,549.52	0.00	N/A	07/01/27	--	5,970,936.58	5,960,387.06	01/01/22
39	1749679	OF	Marlton	NJ	Actual/360	3.830%	20,794.24	0.00	0.00	N/A	07/01/27	--	6,305,000.00	6,305,000.00	01/01/22
41	1749249	RT	Arlington	TX	Actual/360	3.940%	17,141.44	8,926.51	0.00	N/A	07/01/27	--	5,052,331.06	5,043,404.55	01/01/22
42	470105220	MF	Long Beach	NY	Actual/360	3.650%	15,715.28	0.00	0.00	N/A	07/01/27	--	5,000,000.00	5,000,000.00	01/01/22
43	470104450	MF	Spring Valley	NY	Actual/360	3.740%	15,309.35	4,786.41	0.00	N/A	07/01/27	--	4,753,637.72	4,748,851.31	01/01/22
44	300801625	SS	Fort Worth	TX	Actual/360	4.500%	16,300.85	6,753.33	0.00	N/A	06/01/27	--	4,206,670.66	4,199,917.33	01/01/22
45	410938782	RT	Blue Jay	CA	Actual/360	4.200%	15,732.50	0.00	0.00	N/A	06/11/27	--	4,350,000.00	4,350,000.00	01/11/22
46	300801655	MH	Kokomo	IN	Actual/360	4.680%	16,155.88	6,223.24	0.00	N/A	06/01/27	--	4,008,903.84	4,002,680.60	01/01/22
47	1749248	RT	Temple	TX	Actual/360	4.160%	14,196.29	6,731.18	0.00	N/A	07/01/27	--	3,962,984.10	3,956,252.92	01/01/22
48	470105100	MF	Forest Hills	NY	Actual/360	3.710%	12,282.36	7,073.29	0.00	N/A	07/01/27	--	3,844,577.79	3,837,504.50	01/01/22
49	1749596	RT	Houghton	MI	Actual/360	4.680%	16,321.50	0.00	0.00	N/A	07/01/27	--	4,050,000.00	4,050,000.00	01/01/22
50	470105060	MF	Hartsdale	NY	Actual/360	3.710%	11,674.60	6,759.35	0.00	N/A	06/01/27	--	3,654,339.43	3,647,580.08	01/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
51	470104140	MF	Yonkers	NY	Actual/360	3.830%	11,759.12	3,519.44	0.00	N/A	06/01/27	--	3,565,470.52	3,561,951.08	01/01/22
52	470104430	MF	Jackson Heights	NY	Actual/360	3.840%	11,048.88	6,041.78	0.00	N/A	06/01/27	--	3,341,393.74	3,335,351.96	01/01/22
53	470104740	MF	New York	NY	Actual/360	3.760%	11,656.00	0.00	0.00	N/A	06/01/27	--	3,600,000.00	3,600,000.00	01/01/22
54	470105010	MF	Bronx	NY	Actual/360	3.620%	9,972.99	5,978.96	0.00	N/A	07/01/27	--	3,199,318.55	3,193,339.59	01/01/22
55	1749247	RT	North Richland Hills	TX	Actual/360	3.960%	10,966.87	5,662.05	0.00	N/A	07/01/27	--	3,216,090.53	3,210,428.48	01/01/22
56	1749245	SS	Fort Worth	TX	Actual/360	3.940%	10,908.19	5,680.50	0.00	N/A	07/01/27	03/01/27	3,215,120.07	3,209,439.57	01/01/22
57	300801636	SS	Las Vegas	NV	Actual/360	4.600%	13,150.89	0.00	0.00	N/A	07/01/27	--	3,320,000.00	3,320,000.00	01/01/22
58	470104640	MF	Brooklyn	NY	Actual/360	3.840%	9,098.73	4,948.39	0.00	N/A	07/01/27	--	2,751,631.98	2,746,683.59	01/01/22
59	470104570	MF	Jackson Heights	NY	Actual/360	3.720%	8,780.94	5,061.51	0.00	N/A	06/01/27	--	2,741,187.53	2,736,126.02	01/01/22
60	470101160	MF	New York	NY	Actual/360	3.890%	8,287.20	2,402.01	0.00	N/A	06/01/27	--	2,473,997.46	2,471,595.45	01/01/22
61	470104550	MF	Oyster Bay	NY	Actual/360	3.680%	7,523.55	4,414.42	0.00	N/A	06/01/27	--	2,374,191.96	2,369,777.54	01/01/22
62	470104320	MF	East Islip	NY	Actual/360	3.810%	7,484.57	2,264.23	0.00	N/A	06/01/27	--	2,281,301.08	2,279,036.85	01/01/22
63	470104510	MF	Elmhurst	NY	Actual/360	3.760%	7,381.46	2,293.83	0.00	N/A	06/01/27	--	2,279,792.50	2,277,498.67	01/01/22
65	600939800	RT	Watsonville	CA	Actual/360	4.750%	7,684.99	2,878.37	0.00	N/A	06/11/27	--	1,878,843.16	1,875,964.79	01/11/22
66	470104890	MF	Yonkers	NY	Actual/360	3.820%	5,579.95	3,061.34	0.00	N/A	07/01/27	--	1,696,320.22	1,693,258.88	01/01/22
67	410939766	RT	San Francisco	CA	Actual/360	4.470%	6,402.93	2,685.35	0.00	N/A	06/11/27	--	1,663,457.81	1,660,772.46	01/11/22
68	470104340	MF	New York	NY	Actual/360	3.810%	5,145.64	1,556.66	0.00	N/A	06/01/27	--	1,568,394.48	1,566,837.82	01/01/22
69	470104220	MF	New York	NY	Actual/360	3.890%	4,612.12	2,454.31	0.00	N/A	07/01/27	--	1,376,865.06	1,374,410.75	01/01/22
70	410940226	98	Milton	GA	Actual/360	5.210%	2,731.13	7,978.36	0.00	N/A	05/11/24	--	608,758.07	600,779.71	01/11/22
71	470104770	MF	New York	NY	Actual/360	4.160%	3,078.29	773.21	0.00	N/A	06/01/27	--	859,323.32	858,550.11	01/01/22
72	470104360	MF	Brooklyn	NY	Actual/360	4.240%	2,695.12	1,235.72	0.00	N/A	07/01/27	--	738,163.56	736,927.84	01/01/22
Totals							3,219,105.36	720,919.53	0.00				897,326,158.53	896,605,239.00
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	176,389,397.20	132,452,012.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	52,874,483.00	12,832,319.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	56,374,602.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	24,051,546.00	34,616,804.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,781,735.00	8,173,639.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,853,110.79	2,491,244.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,730,287.98	3,206,565.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,072,056.00	2,590,906.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(1,496,674.91)	(3,494,347.56)	08/01/20	07/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,998,555.82	2,147,003.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,266,629.67	1,727,708.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(947,131.00)	(473,920.00)	01/01/21	06/30/21	01/11/21	9,839,300.62	450,486.04	73,558.41	1,919,772.84	0.00	0.00
13	1,747,326.39	1,088,527.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,297,479.33	1,942,709.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,762,061.00	2,296,441.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,721,910.99	1,601,197.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,694,416.02	1,586,272.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,336,475.00	2,116,399.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,068,417.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	164,438.00	1,512,058.25	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,381,673.22	1,093,094.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	972,250.12	735,503.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	924,783.73	805,019.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,444,025.12	903,246.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	975,910.73	684,926.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	881,667.92	831,517.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,285,277.78	1,082,553.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	767,169.68	560,231.97	05/01/20	01/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	635,200.83	317,600.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	405,457.88	1,076,846.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	913,664.93	290,750.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	674,526.22	367,287.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	622,729.85	403,662.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	823,974.34	686,629.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	533,998.00	387,431.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	414,301.00	271,061.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,132,407.48	952,961.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	530,564.14	177,554.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	192,007.00	203,191.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	293,140.00	177,263.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	554,530.03	463,692.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	549,754.59	409,743.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	307,266.96	348,508.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	359,153.00	360,100.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	404,658.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	170,916.00	303,104.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	163,873.00	271,346.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	183,249.00	204,265.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
53	158,750.00	254,541.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	428,411.00	311,633.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
55	342,584.06	248,220.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	599,568.31	594,393.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	149,601.00	203,672.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
59	324,633.00	291,880.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
60	213,320.00	147,510.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	201,381.00	227,233.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	160,428.00	159,413.00	08/01/20	07/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	127,562.00	41,728.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
65	130,185.00	136,729.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	91,289.00	134,848.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
67	374,401.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	100,886.00	90,974.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
69	322,043.00	400,156.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
70	185,672.52	139,254.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	255,543.00	14,671.00	11/01/18	10/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
72	171,901.00	167,835.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	374,577,412.52	226,347,328.35				9,839,300.62	450,486.04	73,558.41	1,919,772.84	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	1	20,386,515.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.165875%	4.137540%	61
12/17/21	0	0.00	0	0.00	1	20,418,197.47	0	0.00	0	0.00	0	0.00	0	0.00	1	1,989,847.21	4.166061%	4.137717%	62
11/18/21	0	0.00	0	0.00	1	20,452,384.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.167824%	4.139498%	63
10/18/21	0	0.00	0	0.00	1	20,483,804.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168009%	4.139674%	64
09/17/21	0	0.00	0	0.00	1	20,517,737.98	0	0.00	0	0.00	1	10,856,008.10	0	0.00	0	0.00	4.168208%	4.139862%	65
08/17/21	0	0.00	0	0.00	2	31,421,871.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168390%	4.137023%	66
07/16/21	0	0.00	0	0.00	2	31,469,811.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168572%	4.137193%	67
06/17/21	0	0.00	0	0.00	1	20,613,494.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168767%	4.137376%	68
05/17/21	0	0.00	0	0.00	2	31,569,037.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168946%	4.137544%	69
04/16/21	0	0.00	0	0.00	2	31,620,337.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169139%	4.137725%	70
03/17/21	0	0.00	0	0.00	2	31,667,513.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169316%	4.137890%	71
02/18/21	0	0.00	0	0.00	2	31,726,326.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169537%	4.138097%	72
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	600940183	03/11/20	21	6	73,558.41	1,919,772.84	1,258,522.37	21,083,258.05	05/20/20	13
Totals					73,558.41	1,919,772.84	1,258,522.37	21,083,258.05

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0	0
0 - 6 Months		28,226,981	28,226,981	0	0
7 - 12 Months		0	0	0	0
13 - 24 Months		0	0	0	0
25 - 36 Months		61,500,780	61,500,780	0	0
37 - 48 Months		0	0	0	0
49 - 60 Months		30,000,000	30,000,000	0	0
> 60 Months		776,877,478	756,490,963	20,386,515 0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	896,605,239	876,218,724	0	0	20,386,515	0
Dec-21	897,326,159	876,907,961	0	0	20,418,197	0
Nov-21	900,092,049	879,639,665	0	0	20,452,385	0
Oct-21	900,810,267	880,326,463	0	0	20,483,804	0
Sep-21	901,580,851	881,063,113	0	0	20,517,738	0
Aug-21	902,293,450	870,871,578	0	0	31,421,871	0
Jul-21	903,003,359	871,533,548	0	0	31,469,811	0
Jun-21	903,765,932	883,152,438	0	0	20,613,494	0
May-21	904,470,284	872,901,247	0	0	31,569,037	0
Apr-21	905,227,499	873,607,162	0	0	31,620,337	0
Mar-21	905,926,335	874,258,822	0	0	31,667,514	0
Feb-21	906,789,669	875,063,343	0	0	31,726,327	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	600940183	20,386,515.24	21,083,258.05	14,500,000.00	08/03/20	(603,196.00)	(0.88620)	06/30/21	07/11/27	305
Totals		20,386,515.24	21,083,258.05	14,500,000.00		(603,196.00)

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	600940183	LO	CT	05/20/20	13

12/14/2021 - Loan transferred to Special Servicing on 5/27/2020 for Imminent Default. The loan is past due for the April 11, 2020 payment. Subject Collateral is a 325-key full-service Marriott Hotel on 11.79 acres of land in Trumbull, CT. YTD avera ge occupancy is 34.1% and August 2021 occupancy was 42.6%. Conference and dining services have begun in a limited capacity as COVID-19 restrictions are lifted. Borrower has chosen to walk away from the property. A stipulated

	receivership and friend	ly foreclosure was filed, and GF Management was appointed receiver by the court.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	1749660	0.00	4.18000%	0.00	4.18000%	10	01/15/21	01/06/21	09/13/21
24	410937694	10,108,074.56	4.99000%	10,108,074.56 4.99000%		10	04/10/20	04/11/20	06/11/20
Totals		10,108,074.56		10,108,074.56
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	4,395.58	0.00	0.00	39,122.84	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,395.58	0.00	0.00	39,122.84	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		43,518.42

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Supplemental Notes
None

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